Tangible Fixed Assets	6 Months Ended
Jun. 30, 2022
Tangible Fixed Assets
Tangible Fixed Assets

4. Tangible Fixed Assets

The movement in tangible fixed assets (i.e. vessels and their associated depot spares) is reported in the following table:

		Other tangible	Total tangible fixed
	Vessels	assets	assets
Cost
As of January 1, 2022	2,681,095	4,089	2,685,184
Additions	616	1,963	2,579
Transfer under Vessels held for sale	(324,034)	—	(324,034)
As of June 30, 2022	2,357,677	6,052	2,363,729

Accumulated depreciation and impairment loss
As of January 1, 2022	796,601	—	796,601
Depreciation	35,638	—	35,638
Transfer under Vessels held for sale	(182,572)	—	(182,572)
As of June 30, 2022	649,667	—	649,667

Net book value
As of December 31, 2021	1,884,494	4,089	1,888,583
As of June 30, 2022	1,708,010	6,052	1,714,062

All vessels have been pledged as collateral under the terms of the Partnership’s credit facilities.

In June 2022, GAS-twenty Ltd., the vessel-owning entity of the Methane Shirley Elisabeth, entered into a Memorandum of Agreement with respect to the sale of its vessel to an unrelated third party, with the transaction expected to be completed in the third quarter of 2022. Also, as of June 30, 2022, GasLog Partners was actively pursuing to enter into an agreement for the sale and lease-back of a second steam turbine propulsion (“Steam”) vessel. All criteria outlined by IFRS 5 Non-current Assets Held for Sale and Discontinued Operations were deemed to have been met as of the reporting date with respect to both vessels. As a result, the carrying amounts of the Methane Shirley Elisabeth ($67,339) and the second vessel ($74,123) were reclassified as “Vessels held for sale” (within current assets) and remeasured at the lower between carrying amount and fair value less costs to sell, resulting in the recognition of an impairment loss of $14,664 and $13,363, respectively.

As of June 30, 2022, the Partnership concluded that there were no events or circumstances triggering the existence of potential impairment or reversal of impairment of its remaining vessels.